Other Current Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets, Net [Abstract]
Transferee amount	$ 1
Subsidiaries amount	4,096
Other asset net	$ 4,096	$ 1,131	$ 4,111